UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00116

The Investment Company of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Laurie D. Neat

The Investment Company of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Investment Company of America®
Semi-annual report for the six months ended June 30, 2018

Invest in a fund whose
objective has stood
the test of time.

The Investment Company of America seeks to achieve long-term growth of capital and income.

This fund is one of more than 40 funds offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2018:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	6.41%	11.41%	8.58%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.58% for Class A shares as of the prospectus dated March 1, 2018. The expense ratio was restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of July 31, 2018, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.75%.

Investing outside the United States may be subject to risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Global diversification can help reduce these risks. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

The U.S. stock market rose, even as heightened geopolitical tensions led to increased market volatility. Repeating a theme, information technology companies in particular advanced, supported by generally better than expected corporate earnings in the sector. The Investment Company of America rose 2.02% for the six-month period ended June 30, 2018, with distributions reinvested. In comparison, the unmanaged Standard & Poor’s 500 Composite Index (a market capitalization-weighted index based on the results of approximately 500 widely held common stocks) returned 2.65% during the same time period.

For the 20 years ended June 30, 2018, ICA posted an average annual total return of 7.41% with distributions reinvested, compared with 6.46% by the S&P 500. Over its more than 84-year history, ICA has had an average annual total return of 12.14% with distributions reinvested, compared with 10.89% by the S&P 500.

U.S. economic growth remains on a steady footing

The U.S. economic expansion continued into its tenth year, showing sustained strength even as trade tariffs led to heightened global tensions and occasionally volatile markets. A sweeping overhaul of the tax code and a lightening of the regulatory regime have boosted earnings projections and increased confidence,

Results at a glance

For the six months ended June 30, 2018, with all distributions reinvested

		Standard &	Lipper
	ICA	Poor’s 500 Composite	Growth & Income
	(Class A shares)	Index*	Funds Index†

Income return	0.76%	0.97%	n/a
Capital return	1.26%	1.68%	n/a
Total return	2.02%	2.65%	0.41%

*	Source: S&P Dow Jones Indices LLC. The S&P 500 is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Thomson Reuters Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

The Investment Company of America	1

leading many companies to increase capital expenditures and employee compensation. Rising wages and low unemployment have supported consumer spending, while inflation has only gradually accelerated.

Stocks of cyclical companies led gains amid continued evidence of a broad-based global economic recovery, though recently there have been some signs of a slowdown in the rest of the world. In the current environment, there have been several spikes in market volatility. For instance, volatility peaked at the beginning of the year as investor anxieties around inflationary pressures and climbing interest rates sent markets sharply lower, resulting in the first market correction (or roughly 10% loss) since early 2016. Recent bouts of volatility have been due to more aggressive U.S. trade policy.

The U.S. Federal Reserve increased short-term interest rates in March and June to a range of 1.75% and 2.00%. The Fed also signaled two more rate increases later in the year. These rate hikes are steps toward normalization after central banks have pursued accommodative monetary policies focused on healing stresses in the global financial system caused by the 2008 financial crisis.

ICA’s portfolio in review

Investments in the consumer discretionary sector contributed the most to relative returns. Consumer discretionary company and the fund’s fourth-largest equity holding, Amazon rose 45.35%, reaching a record high. The company reported strong first-quarter earnings that beat analyst estimates thanks to Prime and Amazon Web Services, and was the top contributor to the fund’s absolute returns. Information technology company and the fund’s second largest equity holding, Microsoft rose 15.28% as the company continued to push into cloud computing and related software.

Detracting from results were tobacco companies Philip Morris International (–23.58%) and British American Tobacco (–25.05%) amid uncertainty regarding the outlook for traditional tobacco products and tighter regulation.

Our cash position detracted from results, but at approximately 7.1% of assets at the end of the period, is at a reasonable level for ICA given current market conditions. As a naturally defensive holding, cash provides protection during market volatility and downturns. Cash also provides portfolio managers the flexibility to easily finance additional or new investments.

2	The Investment Company of America

We remain focused on the long term

The U.S. economy is healthy and appears to have recovered from the financial crisis. Although conventional wisdom is that higher interest rates are bad for stocks, that’s not always the case. When U.S. rates rise against a backdrop of a strong economy, equities can also rise along with bond yields. As such, we remain optimistic about the long-term outlook for U.S. equity markets. The current synchronized global economic recovery is also supportive of underlying corporate earnings growth in the U.S., while relatively low inflation, moderately rising commodity prices and broadly accommodative monetary policies should provide a favorable backdrop. That said, we believe the return of volatility this year is a good reminder that the ride will not always be smooth and that corrections are to be expected from time to time.

We think equity valuations are above average in the United States, and geopolitical risks are rising. Thus, we may be entering a more moderate return environment compared to the strong returns of the past few years. Trade tensions between the U.S. and China pose a significant threat to global commerce and, as such, we will be watching those events closely. This and other trade disputes, coupled with tighter U.S. monetary policy, could produce further market volatility. In addition, the adjustment to a more normalized interest rate environment may spark temporary downturns as the market adapts to fewer stimulus measures.

Regarding ICA’s portfolio, we remain confident in our ability to find attractive companies for the long term. We are optimistic that our robust investment process, and our ability to identify solid companies at good valuations based on bottom-up analysis, can serve our investors well.

We thank you for your confidence in our investment philosophy and look forward to reporting to you again in six months.

Cordially,

James B. Lovelace	Donald D. O’Neal
Vice Chairman	President

August 10, 2018

For current information about the fund, visit americanfunds.com.

The Investment Company of America	3

Summary investment portfolio June 30, 2018	unaudited

Industry sector diversification	Percent of net assets

Common stocks 92.77%	Shares	Value (000)
Energy 9.19%
Chevron Corp.	5,186,000	$655,666
Concho Resources Inc.[1]	5,041,000	697,422
EOG Resources, Inc.	13,873,200	1,726,242
Exxon Mobil Corp.	17,895,835	1,480,522
Noble Energy, Inc.[2]	25,601,789	903,231
Other securities		3,222,230
		8,685,313

Materials 3.33%
Freeport-McMoRan Inc.	33,887,100	584,891
Praxair, Inc.	4,340,174	686,399
Other securities		1,872,117
		3,143,407

Industrials 8.83%
CSX Corp.	20,136,500	1,284,306
General Dynamics Corp.	8,144,000	1,518,123
General Electric Co.	60,102,033	817,989
Illinois Tool Works Inc.	4,800,000	664,992
Union Pacific Corp.	4,008,568	567,934
United Technologies Corp.	4,336,852	542,237
Other securities		2,950,611
		8,346,192

Consumer discretionary 12.51%
Amazon.com, Inc.[1]	1,255,000	2,133,249
CBS Corp., Class B	14,023,300	788,390
Hasbro, Inc.[2]	7,006,455	646,766
Home Depot, Inc.	6,620,000	1,291,562
Lowe’s Companies, Inc.	10,586,000	1,011,704
McDonald’s Corp.	4,200,000	658,098
NIKE, Inc., Class B	11,178,900	890,735

4	The Investment Company of America

		Value
	Shares	(000)
Twenty-First Century Fox, Inc., Class A	15,642,162	$777,259
Other securities		3,620,001
		11,817,764

Consumer staples 9.88%
Altria Group, Inc.	30,845,000	1,751,688
British American Tobacco PLC	24,358,400	1,231,230
British American Tobacco PLC (ADR)	3,597,865	181,512
Coca-Cola Co.	22,450,000	984,657
Lamb Weston Holdings, Inc.[2]	8,643,550	592,170
Philip Morris International Inc.	13,027,000	1,051,800
Other securities		3,540,263
		9,333,320

Health care 17.27%
Abbott Laboratories	30,858,000	1,882,029
AbbVie Inc.	57,880,449	5,362,624
Amgen Inc.	10,145,601	1,872,777
Gilead Sciences, Inc.	17,336,591	1,228,124
Stryker Corp.	4,965,117	838,410
Teva Pharmaceutical Industries Ltd. (ADR)	22,442,300	545,797
UnitedHealth Group Inc.	5,142,997	1,261,783
Other securities		3,323,066
		16,314,610

Financials 8.84%
American International Group, Inc.	16,839,351	892,822
Berkshire Hathaway Inc., Class B1	5,050,000	942,583
Charles Schwab Corp.	12,518,189	639,679
JPMorgan Chase & Co.	6,850,000	713,770
PNC Financial Services Group, Inc.	4,435,000	599,169
Wells Fargo & Co.	34,795,600	1,929,068
Other securities		2,630,287
		8,347,378

Information technology 17.83%
Accenture PLC, Class A	8,259,000	1,351,090
Alphabet Inc., Class A1	1,330,300	1,502,161
Alphabet Inc., Class C1	1,275,259	1,422,743
Apple Inc.	2,908,200	538,337
Broadcom Inc.	4,436,500	1,076,472
Facebook, Inc., Class A1	7,968,000	1,548,342
Intel Corp.	29,058,000	1,444,473
Microsoft Corp.	32,728,273	3,227,335
QUALCOMM Inc.	13,634,100	765,146
Samsung Electronics Co., Ltd.	15,900,000	665,532
Texas Instruments Inc.	9,436,983	1,040,427
Other securities		2,260,670
		16,842,728

The Investment Company of America	5

Common stocks (continued)	Shares	Value (000)
Telecommunication services 2.84%
Verizon Communications Inc.	36,861,792	$1,854,517
Other securities		833,244
		2,687,761

Utilities 1.94%
Other securities		1,837,227

Real estate 0.31%
Other securities		292,688

Total common stocks (cost: $59,517,039,000)		87,648,388

Convertible stocks 0.02%
Energy 0.02%
Other securities		20,698

Total convertible stocks (cost: $23,524,000)		20,698

Bonds, notes & other debt instruments 0.08%	Principal amount (000)
U.S. Treasury bonds & notes 0.08%
U.S. Treasury 2.75% 2023	$70,360	70,402

Total bonds, notes & other debt instruments (cost: $70,068,000)		70,402

Short-term securities 6.79%
Coca-Cola Co. 1.97%–2.08% due 8/10/2018–9/14/2018[3]	145,450	144,985
ExxonMobil Corp. 1.93%–2.02% due 7/24/2018–8/21/2018	210,400	209,955
Federal Home Loan Bank 1.62%–1.94% due 7/3/2018–10/2/2018	3,270,800	3,264,438
Intel Corp. 1.98% due 8/6/2018[3]	39,300	39,218
U.S. Treasury Bills 1.56%–2.04% due 7/12/2018–12/20/2018	1,001,850	997,426
Other securities		1,759,750

Total short-term securities (cost: $6,415,629,000)		6,415,772
Total investment securities 99.66% (cost: $66,026,260,000)		94,155,260
Other assets less liabilities 0.34%		321,216

Net assets 100.00%		$94,476,476

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

6	The Investment Company of America

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2018, appear below.

	Beginning			Ending
	shares	Additions	Reductions	shares
Common stocks 2.80%
Energy 0.96%
Noble Energy, Inc.	19,908,889	5,692,900	—	25,601,789
Consumer discretionary 0.68%
Hasbro, Inc.	2,000,000	5,006,455	—	7,006,455
Consumer staples 0.63%
Lamb Weston Holdings, Inc.	9,502,013	—	858,463	8,643,550
Avon Products, Inc.[1,4]	25,493,441	—	9,271,380	16,222,061
Information technology 0.53%
Western Union Co.	31,972,600	—	7,338,000	24,634,600

	Net	Net		Value of
	realized	unrealized	Dividend	affiliates at
	gain (loss)	appreciation	income	6/30/2018
	(000)	(000)	(000)	(000)
Common stocks 2.80%
Energy 0.96%
Noble Energy, Inc.	$—	$170,613	$4,807	$903,231
Consumer discretionary 0.68%
Hasbro, Inc.	—	18,450	4,040	646,766
Consumer staples 0.63%
Lamb Weston Holdings, Inc.	32,053	80,619	3,635	592,170
Avon Products, Inc.[1,4]	(47,305)	35,233	—	—
				592,170
Information technology 0.53%
Western Union Co.	15,092	21,973	9,361	500,821
Total 2.80%	$(160)	$326,888	$21,843	$2,642,988

The Investment Company of America	7

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,806,783,000, which represented 1.91% of the net assets of the fund.
[4]	Unaffiliated issuer at 6/30/2018.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

8	The Investment Company of America

Financial statements

Statement of assets and liabilities at June 30, 2018	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $64,051,522)	$91,512,272
Affiliated issuers (cost: $1,974,738)	2,642,988	$94,155,260
Cash		200,202
Cash denominated in currencies other than U.S. dollars (cost: $9,831)		9,830
Receivables for:
Sales of investments	141,682
Sales of fund’s shares	72,310
Dividends and interest	134,203	348,195
		94,713,487
Liabilities:
Payables for:
Purchases of investments	115,428
Repurchases of fund’s shares	74,809
Investment advisory services	18,355
Services provided by related parties	19,631
Trustees’ deferred compensation	6,334
Other	2,454	237,011
Net assets at June 30, 2018		$94,476,476

Net assets consist of:
Capital paid in on shares of beneficial interest		$60,763,851
Undistributed net investment income		542,606
Undistributed net realized gain		5,041,132
Net unrealized appreciation		28,128,887
Net assets at June 30, 2018		$94,476,476

See Notes to Financial Statements

The Investment Company of America	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,342,712 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$62,390,576	1,546,215		$40.35
Class C	1,710,162	42,829		39.93
Class T	10	—	*	40.35
Class F-1	1,883,230	46,790		40.25
Class F-2	5,873,912	145,638		40.33
Class F-3	2,780,663	68,937		40.34
Class 529-A	2,841,240	70,591		40.25
Class 529-C	350,790	8,736		40.15
Class 529-E	91,161	2,272		40.12
Class 529-T	12	—	*	40.35
Class 529-F-1	87,091	2,166		40.20
Class R-1	84,544	2,112		40.03
Class R-2	670,559	16,731		40.08
Class R-2E	49,377	1,227		40.23
Class R-3	997,885	24,824		40.20
Class R-4	1,603,216	39,845		40.24
Class R-5E	17,481	434		40.32
Class R-5	304,550	7,549		40.34
Class R-6	12,740,017	315,816		40.34

*	Amount less than one thousand.

See Notes to Financial Statements

10	The Investment Company of America

Statement of operations for the six months ended June 30, 2018	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $20,484; also includes $21,843 from affiliates)	$1,107,821
Interest	57,102	$1,164,923
Fees and expenses*:
Investment advisory services	110,502
Distribution services	97,768
Transfer agent services	33,686
Administrative services	10,978
Reports to shareholders	1,330
Registration statement and prospectus	900
Trustees’ compensation	487
Auditing and legal	28
Custodian	1,005
Other	1,222	257,906
Net investment income		907,017

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	4,481,967
Affiliated issuers	(160)
Currency transactions	(3,175)	4,478,632
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(3,783,129)
Affiliated issuers	326,888
Currency translations	(506)	(3,456,747)
Net realized gain and unrealized depreciation		1,021,885
Net increase in net assets resulting from operations		$1,928,902

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

The Investment Company of America	11

Statements of changes in net assets
(dollars in thousands)

	Six months ended June 30, 2018*	Year ended December 31, 2017
Operations:
Net investment income	$907,017	$1,534,169
Net realized gain	4,478,632	6,752,903
Net unrealized (depreciation) appreciation	(3,456,747)	7,447,391
Net increase in net assets resulting from operations	1,928,902	15,734,463

Dividends and distributions paid to shareholders:
Dividends from net investment income	(714,781)	(1,510,695)
Distributions from net realized gain on investments	(1,294,525)	(4,979,794)
Total dividends and distributions paid to shareholders	(2,009,306)	(6,490,489)

Net capital share transactions	607,700	4,741,269

Total increase in net assets	527,296	13,985,243

Net assets:
Beginning of period	93,949,180	79,963,937
End of period (including undistributed net investment income: $542,606 and $350,370, respectively)	$94,476,476	$93,949,180

*	Unaudited.

See Notes to Financial Statements

12	The Investment Company of America

Notes to financial statements	unaudited

1. Organization

The Investment Company of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting

The Investment Company of America	13

principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

14	The Investment Company of America

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

The Investment Company of America	15

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are

16	The Investment Company of America

based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2018 (dollars in thousands):

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$8,685,313	$—	$—	$8,685,313
Materials	3,143,407	—	—	3,143,407
Industrials	8,346,192	—	—	8,346,192
Consumer discretionary	11,817,764	—	—	11,817,764
Consumer staples	9,333,320	—	—	9,333,320
Health care	16,314,610	—	—	16,314,610
Financials	8,347,378	—	—	8,347,378
Information technology	16,842,728	—	—	16,842,728
Telecommunication services	2,687,761	—	—	2,687,761
Utilities	1,837,227	—	—	1,837,227
Real estate	292,688	—	—	292,688
Convertible stocks	20,698	—	—	20,698
Bonds, notes & other debt instruments	—	70,402	—	70,402
Short-term securities	—	6,415,772	—	6,415,772
Total	$87,669,086	$6,486,174	$—	$94,155,260

*	Securities with a value of $7,788,773,000, which represented 8.24% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

The Investment Company of America	17

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

18	The Investment Company of America

As of and during the period ended June 30, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2017, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$358,256
Undistributed long-term capital gains	1,292,998
Post-October capital loss deferral*	68,006

*	This deferral is considered incurred in the subsequent year.

As of June 30, 2018, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$31,113,283
Gross unrealized depreciation on investments	(2,386,660)
Net unrealized appreciation on investments	28,726,623
Cost of investments	65,428,637

The Investment Company of America	19

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2018						Year ended December 31, 2017
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$469,225		$857,728		$1,326,953		$1,044,673		$3,382,486		$4,427,159
Class B1							—		—		—
Class C	6,073		23,726		29,799		16,174		96,616		112,790
Class T2	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	14,024		27,235		41,259		33,043		109,027		142,070
Class F-2	45,213		76,371		121,584		84,654		254,585		339,239
Class F-3[4]	25,166		37,990		63,156		36,371		148,708		185,079
Class 529-A	20,005		39,012		59,017		42,287		150,850		193,137
Class 529-B1							—		—		—
Class 529-C	1,134		4,830		5,964		3,622		19,905		23,527
Class 529-E	537		1,254		1,791		1,239		4,942		6,181
Class 529-T2	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-1	703		1,198		1,901		1,426		4,366		5,792
Class R-1	299		1,188		1,487		775		4,713		5,488
Class R-2	2,355		9,265		11,620		6,022		36,557		42,579
Class R-2E	233		662		895		408		2,253		2,661
Class R-3	5,650		13,711		19,361		13,449		55,089		68,538
Class R-4	11,702		22,200		33,902		26,722		89,576		116,298
Class R-5E	138		237		375		51		153		204
Class R-5	2,625		4,175		6,800		5,663		16,645		22,308
Class R-6	109,699		173,743		283,442		194,116		603,323		797,439
Total	$714,781		$1,294,525		$2,009,306		$1,510,695		$4,979,794		$6,490,489

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of average daily net assets and decreasing to 0.219% on such assets in excess of $89 billion. For the six months ended June 30, 2018, the investment advisory services fee was $110,502,000, which was equivalent to an annualized rate of 0.234% of average daily net assets.

20	The Investment Company of America

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2018, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that

The Investment Company of America	21

provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended June 30, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$73,655	$25,036		$3,147		Not applicable
Class C	8,751	700		439		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	2,489	1,229		502		Not applicable
Class F-2	Not applicable	2,505		1,311		Not applicable
Class F-3	Not applicable	150		736		Not applicable
Class 529-A	3,212	995		708		$934
Class 529-C	1,768	134		90		120
Class 529-E	227	18		23		30
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	29		21		28
Class R-1	430	43		22		Not applicable
Class R-2	2,514	1,155		168		Not applicable
Class R-2E	139	46		12		Not applicable
Class R-3	2,522	752		253		Not applicable
Class R-4	2,061	805		413		Not applicable
Class R-5E	Not applicable	10		4		Not applicable
Class R-5	Not applicable	75		76		Not applicable
Class R-6	Not applicable	4		3,053		Not applicable
Total class-specific expenses	$97,768	$33,686		$10,978		$1,112

*	Amount less than one thousand.

22	The Investment Company of America

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $487,000 in the fund’s statement of operations reflects $220,000 in current fees (either paid in cash or deferred) and a net increase of $267,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2018.

7. Warrants

As of June 30, 2018, the fund had warrants outstanding which may be exercised at any time for the purchase of 818,231 Class A shares at approximately $5.24 per share. If these warrants had been exercised as of June 30, 2018, the net asset value of each share class would have been reduced by less than $0.02 per share. No warrants were exercised during the six months ended June 30, 2018.

The Investment Company of America	23

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2018

Class A	$1,374,692	33,565	$1,293,660		31,591		$(3,881,263)	(94,681)	$(1,212,911)	(29,525)
Class C	122,066	3,012	29,585		731		(246,256)	(6,079)	(94,605)	(2,336)
Class T	—	—	—		—		—	—	—	—
Class F-1	146,954	3,593	40,357		988		(342,394)	(8,393)	(155,083)	(3,812)
Class F-2	1,440,356	35,185	116,380		2,843		(502,946)	(12,289)	1,053,790	25,739
Class F-3	520,412	12,717	58,085		1,419		(618,114)	(14,983)	(39,617)	(847)
Class 529-A	122,226	2,985	59,002		1,445		(180,630)	(4,409)	598	21
Class 529-C	17,527	430	5,965		146		(46,676)	(1,140)	(23,184)	(564)
Class 529-E	4,074	99	1,791		44		(7,062)	(172)	(1,197)	(29)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	9,491	233	1,901		46		(7,485)	(184)	3,907	95
Class R-1	4,506	111	1,478		36		(9,745)	(240)	(3,761)	(93)
Class R-2	78,145	1,915	11,611		286		(104,804)	(2,582)	(15,048)	(381)
Class R-2E	10,826	268	895		22		(5,120)	(127)	6,601	163
Class R-3	94,857	2,331	19,353		475		(144,174)	(3,537)	(29,964)	(731)
Class R-4	112,948	2,764	33,891		830		(229,483)	(5,660)	(82,644)	(2,066)
Class R-5E	9,340	226	375		9		(1,608)	(39)	8,107	196
Class R-5	29,132	709	6,790		166		(46,006)	(1,125)	(10,084)	(250)
Class R-6	1,214,626	29,884	283,402		6,923		(295,233)	(7,186)	1,202,795	29,621
Total net increase (decrease)	$5,312,178	130,027	$1,964,521		48,000		$(6,668,999)	(162,826)	$607,700	15,201

24	The Investment Company of America

	Sales[1]			Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class A	$2,927,983	75,405		$4,307,498	107,283		$(8,574,411)	(218,994)	$(1,338,930)	(36,306)
Class B3	57	2		—	—		(42,509)	(1,128)	(42,452)	(1,126)
Class C	281,369	7,323		111,784	2,806		(487,379)	(12,603)	(94,226)	(2,474)
Class T4	10	—	[2]	—	—		—	—	10	— [2]
Class F-1	343,690	8,865		138,940	3,469		(639,856)	(16,299)	(157,226)	(3,965)
Class F-2	2,720,163	69,888		321,565	8,015		(3,026,774)	(78,362)	14,954	(459)
Class F-3[5]	2,857,494	73,658		171,491	4,262		(324,662)	(8,136)	2,704,323	69,784
Class 529-A	389,301	9,648		192,977	4,815		(350,807)	(8,935)	231,471	5,528
Class 529-B3	13	—	[2]	—	—		(6,604)	(175)	(6,591)	(175)
Class 529-C	44,893	1,159		23,515	588		(264,363)	(6,450)	(195,955)	(4,703)
Class 529-E	7,026	181		6,181	154		(14,154)	(361)	(947)	(26)
Class 529-T4	10	—	[2]	1	—	[2]	—	—	11	— [2]
Class 529-F-1	16,995	435		5,790	145		(17,504)	(450)	5,281	130
Class R-1	10,237	266		5,466	137		(21,598)	(557)	(5,895)	(154)
Class R-2	154,196	3,988		42,546	1,064		(235,797)	(6,083)	(39,055)	(1,031)
Class R-2E	26,758	687		2,660	66		(4,859)	(121)	24,559	632
Class R-3	235,765	6,084		68,503	1,711		(333,203)	(8,569)	(28,935)	(774)
Class R-4	314,429	8,149		116,258	2,903		(435,903)	(11,165)	(5,216)	(113)
Class R-5E	6,903	171		203	5		(491)	(13)	6,615	163
Class R-5	90,239	2,321		22,301	556		(89,950)	(2,300)	22,590	577
Class R-6	3,482,563	89,665		797,439	19,863		(633,119)	(15,955)	3,646,883	93,573
Total net increase (decrease)	$13,910,094	357,895		$6,335,118	157,842		$(15,503,943)	(396,656)	$4,741,269	119,081

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $17,349,496,000 and $15,704,776,000, respectively, during the six months ended June 30, 2018.

The Investment Company of America	25

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
6/30/2018[4,5]	$40.39	$.39	$.44	$.83
12/31/2017	36.23	.69	6.41	7.10
12/31/2016	33.37	.65	4.20	4.85
12/31/2015	37.08	.66	(1.24)	(.58)
12/31/2014	36.70	.85	3.60	4.45
12/31/2013	30.16	.61	9.07	9.68
Class C:
6/30/2018[4,5]	39.98	.22	.43	.65
12/31/2017	35.89	.37	6.34	6.71
12/31/2016	33.08	.37	4.14	4.51
12/31/2015	36.77	.36	(1.22)	(.86)
12/31/2014	36.42	.54	3.56	4.10
12/31/2013	29.95	.33	9.00	9.33
Class T:
6/30/2018[4,5]	40.38	.43	.45	.88
12/31/2017[4,10]	38.08	.56	4.59	5.15
Class F-1:
6/30/2018[4,5]	40.29	.37	.44	.81
12/31/2017	36.15	.65	6.39	7.04
12/31/2016	33.30	.62	4.18	4.80
12/31/2015	37.01	.62	(1.23)	(.61)
12/31/2014	36.63	.82	3.59	4.41
12/31/2013	30.11	.58	9.06	9.64
Class F-2:
6/30/2018[4,5]	40.37	.42	.44	.86
12/31/2017	36.21	.76	6.41	7.17
12/31/2016	33.36	.71	4.19	4.90
12/31/2015	37.07	.72	(1.23)	(.51)
12/31/2014	36.69	.90	3.62	4.52
12/31/2013	30.15	.68	9.07	9.75
Class F-3:
6/30/2018[4,5]	40.37	.44	.45	.89
12/31/2017[4,11]	37.51	.74	5.17	5.91

26	The Investment Company of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$(.31)	$(.56)	$(.87)	$40.35	2.02%[6]		$62,391		.57%[7]		1.90%[7]
(.68)	(2.26)	(2.94)	40.39	19.73		63,640		.57		1.76
(.69)	(1.30)	(1.99)	36.23	14.59		58,402		.59		1.86
(.62)	(2.51)	(3.13)	33.37	(1.44)		54,725		.58		1.79
(.73)	(3.34)	(4.07)	37.08	12.09		58,430		.59		2.21
(.63)	(2.51)	(3.14)	36.70	32.42		55,032		.61		1.76

(.14)	(.56)	(.70)	39.93	1.61	[6]	1,710		1.37	[7]	1.10	[7]
(.36)	(2.26)	(2.62)	39.98	18.77		1,806		1.38		.95
(.40)	(1.30)	(1.70)	35.89	13.70		1,710		1.39		1.06
(.32)	(2.51)	(2.83)	33.08	(2.24)		1,635		1.39		.98
(.41)	(3.34)	(3.75)	36.77	11.20		1,774		1.39		1.41
(.35)	(2.51)	(2.86)	36.42	31.36		1,791		1.41		.95

(.35)	(.56)	(.91)	40.35	2.15	[6,8]	—	[9]	.36	[7,8]	2.11	[7,8]
(.59)	(2.26)	(2.85)	40.38	13.61	[6,8]	—	[9]	.38	[7,8]	1.92	[7,8]

(.29)	(.56)	(.85)	40.25	1.98	[6]	1,883		.66	[7]	1.81	[7]
(.64)	(2.26)	(2.90)	40.29	19.60		2,039		.68		1.66
(.65)	(1.30)	(1.95)	36.15	14.48		1,972		.69		1.78
(.59)	(2.51)	(3.10)	33.30	(1.53)		2,459		.67		1.70
(.69)	(3.34)	(4.03)	37.01	12.02		2,518		.67		2.13
(.61)	(2.51)	(3.12)	36.63	32.32		2,366		.68		1.68

(.34)	(.56)	(.90)	40.33	2.12	[6]	5,874		.39	[7]	2.09	[7]
(.75)	(2.26)	(3.01)	40.37	19.94		4,840		.40		1.93
(.75)	(1.30)	(2.05)	36.21	14.78		4,359		.41		2.02
(.69)	(2.51)	(3.20)	33.36	(1.26)		1,950		.41		1.97
(.80)	(3.34)	(4.14)	37.07	12.31		1,762		.39		2.32
(.70)	(2.51)	(3.21)	36.69	32.69		1,107		.41		1.96

(.36)	(.56)	(.92)	40.34	2.18	[6]	2,781		.30	[7]	2.17	[7]
(.79)	(2.26)	(3.05)	40.37	15.91	[6]	2,817		.30	[7]	1.99	[7]

See end of table for footnotes.

The Investment Company of America	27

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
6/30/2018[4,5]	$40.29	$.37	$.44	$.81
12/31/2017	36.15	.65	6.40	7.05
12/31/2016	33.30	.62	4.18	4.80
12/31/2015	37.01	.62	(1.24)	(.62)
12/31/2014	36.64	.81	3.58	4.39
12/31/2013	30.11	.57	9.07	9.64
Class 529-C:
6/30/2018[4,5]	40.19	.21	.44	.65
12/31/2017	36.03	.35	6.37	6.72
12/31/2016	33.20	.35	4.16	4.51
12/31/2015	36.90	.33	(1.22)	(.89)
12/31/2014	36.54	.51	3.58	4.09
12/31/2013	30.04	.30	9.04	9.34
Class 529-E:
6/30/2018[4,5]	40.16	.32	.44	.76
12/31/2017	36.04	.56	6.37	6.93
12/31/2016	33.21	.53	4.17	4.70
12/31/2015	36.91	.53	(1.23)	(.70)
12/31/2014	36.55	.71	3.58	4.29
12/31/2013	30.05	.49	9.03	9.52
Class 529-T:
6/30/2018[4,5]	40.38	.42	.45	.87
12/31/2017[4,10]	38.08	.55	4.59	5.14
Class 529-F-1:
6/30/2018[4,5]	40.24	.41	.44	.85
12/31/2017	36.11	.74	6.38	7.12
12/31/2016	33.27	.70	4.17	4.87
12/31/2015	36.98	.70	(1.24)	(.54)
12/31/2014	36.61	.89	3.59	4.48
12/31/2013	30.09	.65	9.05	9.70
Class R-1:
6/30/2018[4,5]	40.07	.22	.44	.66
12/31/2017	35.97	.36	6.36	6.72
12/31/2016	33.15	.37	4.15	4.52
12/31/2015	36.84	.35	(1.21)	(.86)
12/31/2014	36.49	.54	3.56	4.10
12/31/2013	30.01	.33	9.01	9.34

28	The Investment Company of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$(.29)	$(.56)	$(.85)	$40.25	1.98%[6]		$2,841		.66%[7]		1.81%[7]
(.65)	(2.26)	(2.91)	40.29	19.62		2,843		.66		1.67
(.65)	(1.30)	(1.95)	36.15	14.49		2,351		.68		1.77
(.58)	(2.51)	(3.09)	33.30	(1.55)		2,132		.69		1.68
(.68)	(3.34)	(4.02)	37.01	11.97		2,234		.69		2.10
(.60)	(2.51)	(3.11)	36.64	32.32		2,030		.71		1.66

(.13)	(.56)	(.69)	40.15	1.60	[6]	351		1.41	[7]	1.06	[7]
(.30)	(2.26)	(2.56)	40.19	18.71		374		1.43		.90
(.38)	(1.30)	(1.68)	36.03	13.61		504		1.45		1.00
(.30)	(2.51)	(2.81)	33.20	(2.31)		475		1.46		.91
(.39)	(3.34)	(3.73)	36.90	11.13		509		1.46		1.33
(.33)	(2.51)	(2.84)	36.54	31.29		471		1.49		.88

(.24)	(.56)	(.80)	40.12	1.87	[6]	91		.89	[7]	1.58	[7]
(.55)	(2.26)	(2.81)	40.16	19.34		92		.90		1.43
(.57)	(1.30)	(1.87)	36.04	14.20		84		.92		1.53
(.49)	(2.51)	(3.00)	33.21	(1.77)		78		.93		1.44
(.59)	(3.34)	(3.93)	36.91	11.70		82		.93		1.86
(.51)	(2.51)	(3.02)	36.55	31.96		77		.95		1.41

(.34)	(.56)	(.90)	40.35	2.12	[6,8]	—	[9]	.42	[7,8]	2.05	[7,8]
(.58)	(2.26)	(2.84)	40.38	13.57	[6,8]	—	[9]	.43	[7,8]	1.88	[7,8]

(.33)	(.56)	(.89)	40.20	2.10	[6]	87		.43	[7]	2.05	[7]
(.73)	(2.26)	(2.99)	40.24	19.88		83		.44		1.89
(.73)	(1.30)	(2.03)	36.11	14.73		70		.46		1.99
(.66)	(2.51)	(3.17)	33.27	(1.32)		61		.47		1.91
(.77)	(3.34)	(4.11)	36.98	12.23		61		.46		2.32
(.67)	(2.51)	(3.18)	36.61	32.59		51		.49		1.88

(.14)	(.56)	(.70)	40.03	1.63	[6]	84		1.38	[7]	1.09	[7]
(.36)	(2.26)	(2.62)	40.07	18.73		88		1.39		.94
(.40)	(1.30)	(1.70)	35.97	13.66		85		1.40		1.05
(.32)	(2.51)	(2.83)	33.15	(2.22)		83		1.40		.97
(.41)	(3.34)	(3.75)	36.84	11.19		94		1.40		1.40
(.35)	(2.51)	(2.86)	36.49	31.36		87		1.40		.96

See end of table for footnotes.

The Investment Company of America	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
6/30/2018[4,5]	$40.12	$.22	$.44	$.66
12/31/2017	36.01	.36	6.37	6.73
12/31/2016	33.18	.37	4.16	4.53
12/31/2015	36.88	.37	(1.23)	(.86)
12/31/2014	36.53	.55	3.56	4.11
12/31/2013	30.03	.34	9.04	9.38
Class R-2E:
6/30/2018[4,5]	40.28	.28	.43	.71
12/31/2017	36.15	.48	6.40	6.88
12/31/2016	33.33	.47	4.19	4.66
12/31/2015	37.06	.51	(1.23)	(.72)
12/31/2014[4,12]	40.36	.25	.25	.50
Class R-3:
6/30/2018[4,5]	40.24	.31	.44	.75
12/31/2017	36.11	.54	6.38	6.92
12/31/2016	33.27	.52	4.18	4.70
12/31/2015	36.97	.52	(1.23)	(.71)
12/31/2014	36.60	.71	3.58	4.29
12/31/2013	30.09	.48	9.05	9.53
Class R-4:
6/30/2018[4,5]	40.28	.37	.44	.81
12/31/2017	36.14	.66	6.39	7.05
12/31/2016	33.29	.63	4.19	4.82
12/31/2015	37.00	.63	(1.23)	(.60)
12/31/2014	36.63	.83	3.58	4.41
12/31/2013	30.11	.59	9.06	9.65
Class R-5E:
6/30/2018[4,5]	40.36	.42	.44	.86
12/31/2017	36.20	.76	6.39	7.15
12/31/2016	33.36	.62	4.24	4.86
12/31/2015[4,13]	36.83	.07	(1.08)	(1.01)
Class R-5:
6/30/2018[4,5]	40.38	.43	.44	.87
12/31/2017	36.22	.78	6.41	7.19
12/31/2016	33.36	.74	4.18	4.92
12/31/2015	37.07	.74	(1.23)	(.49)
12/31/2014	36.69	.96	3.58	4.54
12/31/2013	30.15	.70	9.07	9.77

30	The Investment Company of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$(.14)	$(.56)	$(.70)	$40.08	1.63%[6]	$671		1.38%[7]		1.09%[7]
(.36)	(2.26)	(2.62)	40.12	18.75	687		1.39		.94
(.40)	(1.30)	(1.70)	36.01	13.68	653		1.39		1.06
(.33)	(2.51)	(2.84)	33.18	(2.21)	637		1.36		1.01
(.42)	(3.34)	(3.76)	36.88	11.20	722		1.37		1.43
(.37)	(2.51)	(2.88)	36.53	31.45	698		1.36		1.00

(.20)	(.56)	(.76)	40.23	1.74 [6]	49		1.09	[7]	1.39	[7]
(.49)	(2.26)	(2.75)	40.28	19.14	43		1.09		1.23
(.54)	(1.30)	(1.84)	36.15	14.03	16		1.09		1.32
(.50)	(2.51)	(3.01)	33.33	(1.83)	1		1.04		1.48
(.46)	(3.34)	(3.80)	37.06	1.08 [6,8]	—	[9]	.23	[6,8]	.62	[6,8]

(.23)	(.56)	(.79)	40.20	1.84 [6]	998		.94	[7]	1.53	[7]
(.53)	(2.26)	(2.79)	40.24	19.28	1,028		.95		1.38
(.56)	(1.30)	(1.86)	36.11	14.17	951		.95		1.50
(.48)	(2.51)	(2.99)	33.27	(1.79)	860		.95		1.41
(.58)	(3.34)	(3.92)	36.97	11.68	936		.96		1.83
(.51)	(2.51)	(3.02)	36.60	31.94	912		.96		1.40

(.29)	(.56)	(.85)	40.24	1.99 [6]	1,603		.64	[7]	1.83	[7]
(.65)	(2.26)	(2.91)	40.28	19.64	1,688		.65		1.68
(.67)	(1.30)	(1.97)	36.14	14.55	1,518		.64		1.80
(.60)	(2.51)	(3.11)	33.29	(1.50)	983		.64		1.73
(.70)	(3.34)	(4.04)	37.00	12.02	998		.65		2.15
(.62)	(2.51)	(3.13)	36.63	32.37	909		.65		1.72

(.34)	(.56)	(.90)	40.32	2.10 [6]	17		.42	[7]	2.09	[7]
(.73)	(2.26)	(2.99)	40.36	19.89	10		.44		1.95
(.72)	(1.30)	(2.02)	36.20	14.69	3		.43		1.71
(.21)	(2.25)	(2.46)	33.36	(2.64)[6]	—	[9]	.05	[6]	.20	[6]

(.35)	(.56)	(.91)	40.34	2.13 [6]	305		.34	[7]	2.13	[7]
(.77)	(2.26)	(3.03)	40.38	20.00	315		.35		1.98
(.76)	(1.30)	(2.06)	36.22	14.85	262		.35		2.12
(.71)	(2.51)	(3.22)	33.36	(1.20)	755		.35		2.02
(.82)	(3.34)	(4.16)	37.07	12.36	820		.35		2.50
(.72)	(2.51)	(3.23)	36.69	32.77	854		.35		2.02

See end of table for footnotes.

The Investment Company of America	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
6/30/2018[4,5]	$40.38	$.44	$.44	$.88
12/31/2017	36.22	.80	6.41	7.21
12/31/2016	33.36	.75	4.20	4.95
12/31/2015	37.07	.76	(1.24)	(.48)
12/31/2014	36.69	.95	3.61	4.56
12/31/2013	30.15	.71	9.08	9.79

	Six months ended	Year ended December 31
	June 30, 2018[4,5,6]	2017	2016	2015	2014	2013
Portfolio turnover rate for all share classes	18%	28%	25%	30%	29%	24%

See Notes to Financial Statements

32	The Investment Company of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets[2]

$(.36)	$(.56)	$(.92)	$40.34	2.16%[6]	$12,740	.29%[7]	2.19%[7]
(.79)	(2.26)	(3.05)	40.38	20.07	11,556	.30	2.03
(.79)	(1.30)	(2.09)	36.22	14.92	6,977	.30	2.14
(.72)	(2.51)	(3.23)	33.36	(1.15)	4,875	.30	2.08
(.84)	(3.34)	(4.18)	37.07	12.41	4,160	.30	2.45
(.74)	(2.51)	(3.25)	36.69	32.84	3,005	.30	2.07

[1]	Based on average shares outstanding.
[2]	For the year ended December 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.20 and .52 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.

The Investment Company of America	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2018, through June 30, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	The Investment Company of America

	Beginning account value 1/1/2018	Ending account value 6/30/2018	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,020.21	$2.86	.57%
Class A – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class C – actual return	1,000.00	1,016.10	6.85	1.37
Class C – assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class T – actual return	1,000.00	1,021.50	1.80	.36
Class T – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class F-1 – actual return	1,000.00	1,019.77	3.31	.66
Class F-1 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 – actual return	1,000.00	1,021.16	1.95	.39
Class F-2 – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class F-3 – actual return	1,000.00	1,021.77	1.50	.30
Class F-3 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 529-A – actual return	1,000.00	1,019.81	3.31	.66
Class 529-A – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 529-C – actual return	1,000.00	1,016.00	7.05	1.41
Class 529-C – assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class 529-E – actual return	1,000.00	1,018.69	4.45	.89
Class 529-E – assumed 5% return	1,000.00	1,020.38	4.46	.89
Class 529-T – actual return	1,000.00	1,021.22	2.10	.42
Class 529-T – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 529-F-1 – actual return	1,000.00	1,021.00	2.15	.43
Class 529-F-1 – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class R-1 – actual return	1,000.00	1,016.28	6.90	1.38
Class R-1 – assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-2 – actual return	1,000.00	1,016.27	6.90	1.38
Class R-2 – assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-2E – actual return	1,000.00	1,017.42	5.45	1.09
Class R-2E – assumed 5% return	1,000.00	1,019.39	5.46	1.09
Class R-3 – actual return	1,000.00	1,018.39	4.70	.94
Class R-3 – assumed 5% return	1,000.00	1,020.13	4.71	.94
Class R-4 – actual return	1,000.00	1,019.88	3.21	.64
Class R-4 – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class R-5E – actual return	1,000.00	1,021.02	2.10	.42
Class R-5E – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class R-5 – actual return	1,000.00	1,021.33	1.70	.34
Class R-5 – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class R-6 – actual return	1,000.00	1,021.61	1.45	.29
Class R-6 – assumed 5% return	1,000.00	1,023.36	1.45	.29

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Investment Company of America	35

Approval of Investment Advisory and Service Agreement

The Investment Company of America’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2019. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

36	The Investment Company of America

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of achieving long-term growth of capital and income. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2017. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Growth and Income Funds Index, the Lipper Large-Cap Core Funds Index and the S&P 500 Index. They reviewed the results for the year-to-date, three-year, five-year, 10-year, 20-year and lifetime periods, placing greater emphasis on longer-term periods. They noted that the investment results of the fund generally compared favorably to the results of the Lipper Growth and Income Funds Index for periods of three years or longer, and were mixed when compared to the Lipper Large-Cap Core Funds Index and the S&P 500 Index for periods of 10 years or less. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Growth and Income Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

The Investment Company of America	37

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

38	The Investment Company of America

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The Investment Company of America	39

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The Investment Company of America	41

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The Investment Company of America	43

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	The Investment Company of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2018, portfolio of The Investment Company of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Investment Company of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Investment Company of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2018 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Investment Company of America®
Investment portfolio
June 30, 2018
unaudited
Common stocks 92.77% Energy 9.19%	Shares	Value (000)
Baker Hughes, a GE Co., Class A	3,500,000	$115,605
Canadian Natural Resources, Ltd. (CAD denominated)	12,020,000	433,841
Chesapeake Energy Corp.[1]	20,000,000	104,800
Chevron Corp.	5,186,000	655,666
Concho Resources Inc.[1]	5,041,000	697,422
Enbridge Inc.	1,177,572	42,028
Eni SpA	11,785,561	218,917
EOG Resources, Inc.	13,873,200	1,726,242
Exxon Mobil Corp.	17,895,835	1,480,522
Halliburton Co.	9,755,757	439,594
Kinder Morgan, Inc.	7,831,000	138,374
Noble Energy, Inc.[2]	25,601,789	903,231
ONEOK, Inc.	1,500,000	104,745
Plains GP Holdings, LP, Class A	7,022,431	167,906
Royal Dutch Shell PLC, Class B	6,355,000	227,582
Schlumberger Ltd.	4,915,000	329,453
Southwestern Energy Co.[1]	13,490,342	71,499
Suncor Energy Inc.	8,121,292	330,498
TOTAL SA	6,001,556	365,920
TransCanada Corp.	3,038,579	131,468
		8,685,313
Materials 3.33%
Barrick Gold Corp.	1,725,000	22,649
BHP Billiton PLC	10,251,000	230,801
DowDuPont Inc.	7,566,000	498,751
Freeport-McMoRan Inc.	33,887,100	584,891
Glencore PLC	15,139,000	72,326
International Flavors & Fragrances Inc.	1,358,853	168,443
PPG Industries, Inc.	1,743,000	180,801
Praxair, Inc.	4,340,174	686,399
Rio Tinto PLC	7,813,000	433,174
Vale SA, ordinary nominative (ADR)	20,684,215	265,172
		3,143,407
Industrials 8.83%
3M Co.	1,000,000	196,720
Airbus SE, non-registered shares	2,000,000	234,167
BAE Systems PLC	37,147,000	317,092
Boeing Co.	1,480,000	496,555
CSX Corp.	20,136,500	1,284,306
Cummins Inc.	2,469,500	328,444
General Dynamics Corp.	8,144,000	1,518,123
General Electric Co.	60,102,033	817,989
Illinois Tool Works Inc.	4,800,000	664,992
Lockheed Martin Corp.	1,250,000	369,287
Nielsen Holdings PLC	12,971,480	401,208
The Investment Company of America — Page 1 of 6

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Northrop Grumman Corp.	400,000	$123,080
Rolls-Royce Holdings PLC[1]	37,116,000	484,058
Union Pacific Corp.	4,008,568	567,934
United Technologies Corp.	4,336,852	542,237
		8,346,192
Consumer discretionary 12.51%
Amazon.com, Inc.[1]	1,255,000	2,133,249
Booking Holdings Inc.[1]	119,304	241,840
CBS Corp., Class B	14,023,300	788,390
Comcast Corp., Class A	9,193,034	301,623
Discovery, Inc., Class A1	2,070,000	56,925
Discovery, Inc., Class C1	6,430,000	163,965
Harley-Davidson, Inc.	3,756,647	158,080
Hasbro, Inc.[2]	7,006,455	646,766
Home Depot, Inc.	6,620,000	1,291,562
Las Vegas Sands Corp.	2,548,367	194,593
Lowe’s Companies, Inc.	10,586,000	1,011,704
Marriott International, Inc., Class A	2,644,700	334,819
McDonald’s Corp.	4,200,000	658,098
Netflix, Inc.[1]	769,300	301,127
Newell Brands Inc.	3,690,000	95,165
NIKE, Inc., Class B	11,178,900	890,735
Omnicom Group Inc.	1,800,000	137,286
PUMA SE	10,033	5,870
Starbucks Corp.	3,805,000	185,874
Target Corp.	2,700,000	205,524
TJX Companies, Inc.	2,000,000	190,360
Toyota Motor Corp.	4,000,000	259,043
Twenty-First Century Fox, Inc., Class A	15,642,162	777,259
Viacom Inc., Class B	15,905,292	479,704
WPP PLC	4,300,000	67,702
YUM! Brands, Inc.	3,074,672	240,501
		11,817,764
Consumer staples 9.88%
Altria Group, Inc.	30,845,000	1,751,688
Avon Products, Inc.[1]	16,222,061	26,280
British American Tobacco PLC	24,358,400	1,231,230
British American Tobacco PLC (ADR)	3,597,865	181,512
Coca-Cola Co.	22,450,000	984,657
Costco Wholesale Corp.	1,700,000	355,266
Hormel Foods Corp.	1,666,291	62,003
Imperial Brands PLC	10,851,000	404,127
Kellogg Co.	2,484,000	173,557
Kimberly-Clark Corp.	435,615	45,888
Kraft Heinz Co.	6,124,722	384,755
Kroger Co.	8,601,500	244,713
Lamb Weston Holdings, Inc.[2]	8,643,550	592,170
Nestlé SA	6,125,971	475,701
PepsiCo, Inc.	4,420,000	481,205
Pernod Ricard SA	1,897,000	309,923
Philip Morris International Inc.	13,027,000	1,051,800
The Investment Company of America — Page 2 of 6

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Procter & Gamble Co.	3,684,000	$287,573
Walgreens Boots Alliance, Inc.	4,820,000	289,272
		9,333,320
Health care 17.27%
Abbott Laboratories	30,858,000	1,882,029
AbbVie Inc.	57,880,449	5,362,624
Amgen Inc.	10,145,601	1,872,777
CVS Health Corp.	2,300,000	148,005
Daiichi Sankyo Co., Ltd.	13,618,000	521,153
Danaher Corp.	1,500,000	148,020
Express Scripts Holding Co.[1]	4,999,800	386,035
Gilead Sciences, Inc.	17,336,591	1,228,124
Humana Inc.	1,125,000	334,834
Illumina, Inc.[1]	1,425,000	397,988
Johnson & Johnson	1,172,000	142,210
Medtronic PLC	3,225,000	276,092
Merck & Co., Inc.	2,800,000	169,960
Novartis AG	4,334,000	329,459
Pfizer Inc.	1,140,000	41,359
Stryker Corp.	4,965,117	838,410
Teva Pharmaceutical Industries Ltd. (ADR)	22,442,300	545,797
Thermo Fisher Scientific Inc.	2,066,000	427,951
UnitedHealth Group Inc.	5,142,997	1,261,783
		16,314,610
Financials 8.84%
AIA Group Ltd.	4,950,000	43,282
American International Group, Inc.	16,839,351	892,822
Banco Santander, SA	7,440,000	39,897
Bank of Montreal	2,343,478	181,147
Barclays PLC	52,744,411	131,562
Berkshire Hathaway Inc., Class B1	5,050,000	942,583
BNP Paribas SA	3,483,289	216,365
Charles Schwab Corp.	12,518,189	639,679
Chubb Ltd.	1,750,000	222,285
CME Group Inc., Class A	818,000	134,087
HSBC Holdings PLC (ADR)	1,549,479	73,042
HSBC Holdings PLC (GBP denominated)	4,933,118	46,270
JPMorgan Chase & Co.	6,850,000	713,770
M&T Bank Corp.	475,000	80,821
Marsh & McLennan Companies, Inc.	2,500,000	204,925
PNC Financial Services Group, Inc.	4,435,000	599,169
Progressive Corp.	3,724,200	220,286
Prudential PLC	2,000,000	45,782
Société Générale	3,915,000	165,116
U.S. Bancorp	3,500,000	175,070
UBS Group AG	13,861,000	214,500
Wells Fargo & Co.	34,795,600	1,929,068
Willis Towers Watson PLC	2,875,000	435,850
		8,347,378
The Investment Company of America — Page 3 of 6

unaudited
Common stocks Information technology 17.83%	Shares	Value (000)
Accenture PLC, Class A	8,259,000	$1,351,090
Alphabet Inc., Class A1	1,330,300	1,502,161
Alphabet Inc., Class C1	1,275,259	1,422,743
Amphenol Corp., Class A	935,000	81,485
Apple Inc.	2,908,200	538,337
ASML Holding NV	1,883,773	373,318
Broadcom Inc.	4,436,500	1,076,472
Cisco Systems, Inc.	7,121,201	306,425
Facebook, Inc., Class A1	7,968,000	1,548,342
Intel Corp.	29,058,000	1,444,473
Intuit Inc.	455,000	92,959
Mastercard Inc., Class A	1,000,000	196,520
Microsoft Corp.	32,728,273	3,227,335
Motorola Solutions, Inc.	858,430	99,896
QUALCOMM Inc.	13,634,100	765,146
salesforce.com, inc.[1]	495,000	67,518
Samsung Electronics Co., Ltd.	15,900,000	665,532
Skyworks Solutions, Inc.	3,050,000	294,783
Symantec Corp.	4,057,890	83,795
Texas Instruments Inc.	9,436,983	1,040,427
Western Union Co.[2]	24,634,600	500,821
Xilinx, Inc.	2,500,000	163,150
		16,842,728
Telecommunication services 2.84%
AT&T Inc.	10,000,000	321,100
BT Group PLC	40,331,000	115,928
CenturyLink, Inc.	15,360,523	286,320
Verizon Communications Inc.	36,861,792	1,854,517
Vodafone Group PLC	45,300,000	109,896
		2,687,761
Utilities 1.94%
American Electric Power Co., Inc.	2,625,088	181,788
Dominion Energy, Inc.	7,723,824	526,610
Edison International	3,366,400	212,992
Exelon Corp.	9,060,000	385,956
NextEra Energy, Inc.	300,000	50,109
PG&E Corp.	999,908	42,556
Sempra Energy	2,344,443	272,213
Southern Co.	3,563,000	165,003
		1,837,227
Real estate 0.31%
American Tower Corp. REIT	1,586,157	228,676
SBA Communications Corp. REIT[1]	387,669	64,012
		292,688
Total common stocks (cost: $59,517,039,000)		87,648,388
The Investment Company of America — Page 4 of 6

unaudited
Convertible stocks 0.02% Energy 0.02%	Shares	Value (000)
Kinder Morgan Inc., Series A, depository share, 9.75% convertible preferred 2018	597,000	$20,698
Total convertible stocks (cost: $23,524,000)		20,698
Bonds, notes & other debt instruments 0.08% U.S. Treasury bonds & notes 0.08% U.S. Treasury 0.08%	Principal amount (000)
U.S. Treasury 2.75% 2023	$70,360	70,402
Total bonds, notes & other debt instruments (cost: $70,068,000)		70,402
Short-term securities 6.79%
Apple Inc. 1.93%–2.09% due 7/5/2018–9/19/2018[3]	199,600	199,257
Bank of New York Mellon Corp. 2.24% due 7/20/2018	50,000	49,943
CAFCO, LLC 2.27%–2.29% due 7/18/2018–8/16/2018[3]	95,200	95,020
Chariot Funding, LLC 1.87% due 7/2/2018[3]	50,000	49,992
Chevron Corp. 1.90%–2.04% due 7/16/2018–8/15/2018[3]	230,000	229,552
Coca-Cola Co. 1.97%–2.08% due 8/10/2018–9/14/2018[3]	145,450	144,985
CRC Funding, LLC 2.27% due 9/7/2018[3]	25,000	24,894
Eli Lilly and Co. 1.91% due 7/9/2018[3]	50,000	49,973
Emerson Electric Co. 1.92%–2.03% due 7/26/2018–8/10/2018[3]	155,600	155,267
ExxonMobil Corp. 1.93%–2.02% due 7/24/2018–8/21/2018	210,400	209,955
Federal Home Loan Bank 1.62%–1.94% due 7/3/2018–10/2/2018	3,270,800	3,264,438
Honeywell International Inc. 1.98% due 7/17/2018[3]	75,650	75,576
IBM Credit LLC 2.09% due 8/21/2018[3]	38,500	38,385
Intel Corp. 1.98% due 8/6/2018[3]	39,300	39,218
John Deere Canada ULC 2.03% due 7/24/2018[3]	50,000	49,932
John Deere Financial Ltd. 2.06% due 8/9/2018[3]	73,600	73,432
Jupiter Securitization Co., LLC 2.03% due 8/13/2018[3]	25,000	24,934
National Rural Utilities Cooperative Finance Corp. 2.00%–2.02% due 7/9/2018–7/27/2018	87,300	87,227
PepsiCo Inc. 1.98% due 8/1/2018[3]	32,000	31,941
Pfizer Inc. 1.84%–2.10% due 7/10/2018–9/13/2018[3]	244,300	243,892
U.S. Treasury Bills 1.56%–2.04% due 7/12/2018–12/20/2018	1,001,850	997,426
United Parcel Service Inc. 1.85% due 7/3/2018–7/6/2018[3]	100,000	99,972
Wal-Mart Stores, Inc. 1.87%–1.89% due 7/2/2018–7/9/2018[3]	155,700	155,634
Walt Disney Co. 2.16% due 8/20/2018[3]	25,000	24,927
Total short-term securities (cost: $6,415,629,000)		6,415,772
Total investment securities 99.66% (cost: $66,026,260,000)		94,155,260
Other assets less liabilities 0.34%		321,216
Net assets 100.00%		$94,476,476
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,806,783,000, which represented 1.91% of the net assets of the fund.

The Investment Company of America — Page 5 of 6

unaudited
Key to abbreviations
ADR = American Depositary Receipts
CAD - Canadian dollars
GBP = British pounds
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-004-0818O-S66043	The Investment Company of America — Page 6 of 6

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	Effective May 28, 2018, the The Investment Company of America’s investment adviser implemented a new fixed income order management, trading, and compliance system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the The Investment Company of America’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ Herbert Y. Poon
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: August 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Herbert Y. Poon
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: August 31, 2018

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: August 31, 2018